Expense Example	May 29, 2026 USD ($)
Corgi 0-3 Month T-Bill ETF | Corgi 0-3 Month T-Bill ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Corgi 3-12 Month T-Bill ETF | Corgi 3-12 Month T-Bill ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi 1-3 Year Treasury Bond ETF | Corgi 1-3 Year Treasury Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi 3-7 Year Treasury Bond ETF | Corgi 3-7 Year Treasury Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi 1-5 Year Investment Grade Corporate Bond ETF | Corgi 1-5 Year Investment Grade Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	5
Expense Example, with Redemption, 3 Years	16
Corgi 0-5 Year High Yield Corporate Bond ETF | Corgi 0-5 Year High Yield Corporate Bond ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	$ 48